Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Interest and Other Income
Other income, net included:

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Interest income	$10	$14	$17
Loss on extinguishment of debt	(34)	(39)	(1)
Costs associated with acquisitions	(6)	—	(13)
Gain on insurance recovery	14	—	—
Other, net	8	7	2
Other (expense) income, net	$(8)	$(18)	$5